Other long-term assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Prepaid long-term maintenance agreements	$ 20,532	$ 21,647
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	23,879	24,652
Retirement benefits assets	96,620	27,482
Deposits	13,999	11,253
Deferred financing fees	3,798	3,182
Other	21,652	16,732
Other long-term assets	$ 180,480	$ 104,948